Vanguard® Institutional Intermediate-Term Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (53.2%)
U.S. Government Securities (34.5%)
	United States Treasury Note/Bond	0.125%	2/28/23	500,000	497,969
	United States Treasury Note/Bond	0.500%	3/15/23	380,000	380,059
	United States Treasury Note/Bond	0.125%	4/30/23	150,000	149,180
	United States Treasury Note/Bond	0.125%	5/15/23	150,000	149,133
[1]	United States Treasury Note/Bond	0.125%	5/31/23	400,000	397,500
	United States Treasury Note/Bond	0.250%	6/15/23	400,000	398,125
	United States Treasury Note/Bond	0.125%	9/15/23	250,000	247,695
	United States Treasury Note/Bond	0.250%	9/30/23	500,000	496,484
[2]	United States Treasury Note/Bond	0.125%	10/15/23	500,000	495,000
	United States Treasury Note/Bond	0.250%	11/15/23	500,000	495,859
	United States Treasury Note/Bond	0.125%	2/15/24	150,000	148,055
	United States Treasury Note/Bond	0.250%	3/15/24	500,000	494,062
	United States Treasury Note/Bond	0.375%	4/15/24	700,000	692,891
	United States Treasury Note/Bond	0.250%	5/15/24	100,000	98,641
[1]	United States Treasury Note/Bond	0.250%	6/15/24	790,000	778,397
	United States Treasury Note/Bond	0.375%	8/15/24	400,000	394,688
	United States Treasury Note/Bond	0.375%	9/15/24	500,000	492,891
	United States Treasury Note/Bond	1.500%	11/30/24	100,000	101,562
[3]	United States Treasury Note/Bond	1.750%	12/31/24	75,000	76,699
	United States Treasury Note/Bond	1.375%	1/31/25	300,000	303,422
	United States Treasury Note/Bond	0.500%	3/31/25	100,000	98,328
	United States Treasury Note/Bond	0.250%	7/31/25	200,000	193,969
[1]	United States Treasury Note/Bond	0.250%	8/31/25	300,000	290,578
[1]	United States Treasury Note/Bond	0.250%	9/30/25	300,000	290,437
	United States Treasury Note/Bond	0.250%	10/31/25	500,000	483,203
	United States Treasury Note/Bond	0.500%	2/28/26	150,000	145,711
	United States Treasury Note/Bond	2.250%	3/31/26	100,000	104,281
	United States Treasury Note/Bond	0.875%	6/30/26	300,000	295,219
	United States Treasury Note/Bond	0.625%	7/31/26	200,000	194,437
	United States Treasury Note/Bond	1.125%	10/31/26	625,400	621,296
	United States Treasury Note/Bond	1.625%	11/30/26	175,000	177,953
	United States Treasury Note/Bond	1.250%	12/31/26	143,000	142,844
	United States Treasury Note/Bond	1.000%	7/31/28	200,000	194,687
	United States Treasury Note/Bond	1.250%	9/30/28	150,000	148,266
	United States Treasury Note/Bond	1.500%	11/30/28	50,000	50,203
	United States Treasury Note/Bond	1.250%	8/15/31	110,000	107,491
	United States Treasury Note/Bond	1.375%	11/15/31	84,000	82,897
	United States Treasury Note/Bond	5.000%	5/15/37	59,500	86,526
	United States Treasury Note/Bond	1.750%	8/15/41	40,000	38,694
	United States Treasury Note/Bond	2.000%	11/15/41	50,000	50,477
	United States Treasury Note/Bond	3.000%	2/15/47	40,000	48,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.000%	8/15/51	40,000	40,775
					11,175,009
Agency Bonds and Notes (0.1%)
	Federal Home Loan Banks	3.125%	6/13/25	6,300	6,728
	Federal Home Loan Banks	3.125%	9/12/25	7,050	7,551
	Federal Home Loan Banks	2.500%	12/10/27	8,450	8,943
	Federal Home Loan Banks	3.250%	6/9/28	2,100	2,324
[4]	Federal National Mortgage Assn.	0.000%	1/15/30	4,900	4,274
[5]	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,371
					31,191
Conventional Mortgage-Backed Securities (18.6%)
[4,5]	Fannie Mae Pool	3.000%	3/1/43–3/1/48	17,333	17,994
[4,5]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	30,010	31,245
[4,5]	Fannie Mae Pool	5.000%	10/1/49	570	608
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	2,844	2,912
[4,5]	Freddie Mac Gold Pool	2.500%	1/1/43–3/1/47	1,901	1,973
[4,5]	Freddie Mac Gold Pool	3.000%	8/1/32–8/1/47	47,939	50,584
[4,5]	Freddie Mac Gold Pool	3.500%	8/1/32–2/1/50	123,964	130,661
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/29–12/1/49	35,384	37,866
[4,5]	Freddie Mac Gold Pool	4.500%	5/1/39–2/1/49	34,159	37,334
[4,5]	Freddie Mac Gold Pool	5.000%	7/1/39–2/1/50	7,158	7,936
[4,5]	Freddie Mac Gold Pool	5.500%	5/1/40	1,841	2,076
[4,5]	Freddie Mac Gold Pool	6.000%	6/1/37–3/1/39	511	611
[4,5]	Freddie Mac Gold Pool	6.500%	5/1/37	39	43
[4,5]	Freddie Mac Gold Pool	7.000%	5/1/38–6/1/38	78	88
[5]	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	608	624
[5]	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	15,200	15,829
[5]	Ginnie Mae I Pool	3.500%	1/15/42–6/15/47	21,585	23,163
[5]	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	2,971	3,231
[5]	Ginnie Mae I Pool	4.500%	2/15/39–12/15/46	15,043	16,910
[5]	Ginnie Mae I Pool	5.000%	2/15/40–9/15/41	583	666
[5]	Ginnie Mae I Pool	5.500%	3/15/40–2/15/41	165	174
[5]	Ginnie Mae I Pool	6.000%	5/15/36–3/15/40	866	964
[5,6]	Ginnie Mae II Pool	2.000%	1/15/52	309,000	311,704
[5,6]	Ginnie Mae II Pool	2.500%	3/20/43–1/15/52	199,154	204,080
[5,6]	Ginnie Mae II Pool	3.000%	3/20/27–1/15/52	271,902	284,237
[5]	Ginnie Mae II Pool	3.500%	6/20/42–3/20/50	279,494	296,570
[5]	Ginnie Mae II Pool	4.000%	2/20/34–12/20/49	91,341	97,954
[5]	Ginnie Mae II Pool	5.000%	4/20/40–11/20/49	17,195	18,830
[5]	Ginnie Mae II Pool	5.500%	4/20/40	75	87
[5]	Ginnie Mae II Pool	6.000%	2/20/41	6	7
[4,5,6]	UMBS Pool	1.500%	1/25/37–2/25/52	270,500	260,917
[4,5,6]	UMBS Pool	2.000%	5/1/28–1/25/52	1,591,123	1,611,706
[4,5,6]	UMBS Pool	2.500%	11/1/40–1/25/52	308,056	322,702
[4,5,6]	UMBS Pool	3.000%	7/1/32–2/25/52	1,246,113	1,294,035
[4,5,6]	UMBS Pool	3.500%	11/1/31–3/25/52	374,956	395,900
[4,5]	UMBS Pool	4.000%	5/1/32–7/1/49	197,298	212,974
[4,5,6]	UMBS Pool	4.500%	12/1/39–1/25/52	166,520	180,146
[4,5]	UMBS Pool	5.000%	6/1/39–10/1/49	35,801	39,925
[4,5]	UMBS Pool	5.500%	12/1/38–5/1/44	71,268	83,530
[4,5]	UMBS Pool	6.000%	10/1/39	425	505
[4,5]	UMBS Pool	6.500%	9/1/36–4/1/39	200	231
[4,5]	UMBS Pool	7.000%	10/1/37–9/1/38	216	248
					5,999,780
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5]	Freddie Mac REMICS	2.000%	1/25/52	11,500	11,282
Total U.S. Government and Agency Obligations (Cost $17,324,329)					17,217,262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (10.5%)
[5]	Ally Auto Receivables Trust Series 2019-1	3.020%	4/15/24	4,910	4,994
[5]	Ally Auto Receivables Trust Series 2019-3	1.930%	5/15/24	6,093	6,125
[5]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	710	720
[5]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	31,790	31,562
[5]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	3,350	3,352
[5]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	15,660	15,617
[5]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	6,890	6,836
[5]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	11,490	11,432
[5,7]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	160	178
[5,7]	Avis Budget Rental Car Funding AESOP LLC Series 2019-1A	3.450%	3/20/23	2,215	2,223
[5]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	8,220	8,103
[5]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.441%	9/15/48	912	952
[5]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	357
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	280	304
[5]	BANK Series 2017-BNK6	3.254%	7/15/60	4,580	4,829
[5]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,202
[5]	BANK Series 2017-BNK6	3.741%	7/15/60	440	473
[5]	BANK Series 2017-BNK7	3.175%	9/15/60	13,570	14,374
[5]	BANK Series 2017-BNK7	3.435%	9/15/60	1,190	1,285
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	4,170	4,519
[5]	BANK Series 2018-BN10	3.641%	2/15/61	1,030	1,100
[5]	BANK Series 2018-BN12	4.255%	5/15/61	780	881
[5]	BANK Series 2018-BN14	4.185%	9/15/60	160	176
[5]	BANK Series 2018-BN14	4.231%	9/15/60	1,055	1,193
[5]	BANK Series 2019-BN17	3.623%	4/15/52	285	309
[5]	BANK Series 2019-BN17	3.714%	4/15/52	4,459	4,927
[5]	BANK Series 2019-BN19	3.183%	8/15/61	3,910	4,195
[5]	BANK Series 2019-BN20	3.011%	9/15/62	7,180	7,638
[5]	BANK Series 2019-BN23	2.846%	12/15/52	1,900	2,001
[5]	BANK Series 2019-BN23	2.920%	12/15/52	11,780	12,457
[5]	BANK Series 2019-BN24	2.960%	11/15/62	17,620	18,700
[5]	BANK Series 2020-BN28	1.725%	3/15/63	7,000	6,951
[5]	BANK Series 2020-BN30	1.673%	12/15/53	5,050	4,994
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	13,790
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,590
[5]	BBCMS Mortgage Trust Series 2020-C8	1.867%	10/15/53	5,880	5,850
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	5,750	5,851
[5]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	1,360	1,476
[5]	Benchmark Mortgage Trust Series 2019-B10	3.615%	3/15/62	305	330
[5]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	5,250	5,528
[5]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	6,000	6,326
[5]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	7,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	4,385
[5]	Benchmark Mortgage Trust Series 2020-B22	1.731%	1/15/54	4,550	4,511
[5]	BMW Vehicle Owner Trust Series 2019-A	1.920%	1/25/24	10,029	10,083
[5]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	2,720	2,705
[5,8]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	0.978%	2/25/30	473	473
[5,7]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.440%	8/21/23	2,396	2,441
[5,7]	Canadian Pacer Auto Receivables Trust Series 2019-1A	2.960%	6/19/24	1,300	1,326
[5,7]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	7,458	7,502
[5,7]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	1,840	1,857
[5,7]	Canadian Pacer Auto Receivables Trust Series 2021-1A	0.500%	10/20/25	15,590	15,496
[5]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,000	6,338
[5]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	22,300	22,925
[5]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	46,490	45,818
[5]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/16/26	43,170	42,990
[5]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	1,691	1,702
[5]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	4,210	4,283
[5]	Capital One Prime Auto Receivables Trust Series 2019-2	1.920%	5/15/24	15,514	15,619
[5]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	3,550	3,594
[5]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	15,280	15,165
[5]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	10,950	10,863
[5,7]	CARDS II Trust Series 2021-1A	0.602%	4/15/27	28,920	28,585
[5]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	3,650	3,661
[5]	CarMax Auto Owner Trust Series 2018-3	3.130%	6/15/23	1,839	1,844
[5]	CarMax Auto Owner Trust Series 2018-3	3.270%	3/15/24	4,300	4,359
[5]	CarMax Auto Owner Trust Series 2018-4	3.360%	9/15/23	2,796	2,816
[5]	CarMax Auto Owner Trust Series 2018-4	3.480%	2/15/24	4,290	4,386
[5]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	17,653	17,813
[5]	CarMax Auto Owner Trust Series 2019-3	2.300%	4/15/25	5,000	5,096
[5]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	4,790	4,875
[5]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	3,040	3,091
[5]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	25,850	25,844
[5]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	2,940	2,917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	13,880	13,762
[5]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	5,340	5,277
[5]	CarMax Auto Owner Trust Series 2021-3	0.550%	6/15/26	22,690	22,515
[5]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	20,680	20,354
[5]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	8,670	8,513
[5]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	2,650	2,622
[5]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	17,410	17,194
[5]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	8,360	8,263
[5]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	5,000	5,286
[5]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	17,590	17,817
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	2,710	2,808
[5]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	1,250	1,347
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	516
[5]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	785	845
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,551
[5,7]	Chesapeake Funding II LLC Series 2019-1A	2.940%	4/15/31	7,208	7,260
[5,7]	Chesapeake Funding II LLC Series 2019-2A	1.950%	9/15/31	6,283	6,311
[5,7]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/16/32	6,793	6,806
[5]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	1,527	1,561
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.753%	3/10/47	102	106
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	1,949	2,042
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.575%	5/10/47	607	630
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	15,000	15,754
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.356%	7/10/47	498	514
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	1,575	1,651
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.863%	7/10/47	275	289
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.372%	10/10/47	1,467	1,525
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	15,000	15,777
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	20	21
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	520	554
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	2,600	2,718
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.050%	4/10/49	3,261	3,359
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	4,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,583	9,228
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,821
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.465%	9/15/50	2,460	2,644
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	73
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	2.860%	12/15/72	6,000	6,297
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	8,630	9,179
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	15,500	16,528
[5]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,040	2,055
[5]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	999	1,007
[5]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	1,357	1,371
[5]	COMM Mortgage Trust Series 2012-CR4	3.251%	10/15/45	50	50
[5]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	580	587
[5]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	10	10
[5]	COMM Mortgage Trust Series 2013-CR9	4.255%	7/10/45	1,947	2,016
[5,7]	COMM Mortgage Trust Series 2013-CR9	4.279%	7/10/45	2,331	2,375
[5]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	2,059	2,141
[5]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	922	964
[5]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	359	369
[5]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	2,128	2,213
[5]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	4,200	4,408
[5]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	703	709
[5]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	155	162
[5]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	4,000	4,165
[5]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	1,068	1,124
[5]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	15,000	15,829
[5]	COMM Mortgage Trust Series 2014-CR17	4.174%	5/10/47	330	347
[5]	COMM Mortgage Trust Series 2014-CR18	3.550%	7/15/47	5,444	5,628
[5]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,082	4,301
[5]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	1,873	1,939
[5]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	1,587	1,676
[5]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	570	598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	2,429	2,517
[5]	COMM Mortgage Trust Series 2015-CR24	3.696%	8/10/48	2,916	3,109
[5]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	1,838	1,967
[5]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,386	3,609
[5]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	1,195	1,249
[5]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	2,050	2,159
[5]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	9,970	10,521
[5]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	857	918
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	3,283	3,429
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,903
[5]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	8,560	9,132
[5]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	18,360
[5]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	4,500	4,603
[5,7]	Daimler Trucks Retail Trust Series 2019-1	2.790%	5/15/25	6,907	6,930
[5]	DBJPM Mortgage Trust Series 2016-C3	2.632%	8/10/49	9,200	9,448
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	3,210	3,419
[5,7]	Dell Equipment Finance Trust Series 2020-2	0.570%	10/23/23	11,550	11,531
[5]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	34,910	34,373
[5]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	9,780	9,557
[5,7]	DLL LLC Series 2019-DA1	2.890%	4/20/23	69	69
[5,7]	DLL LLC Series 2019-MT3	2.080%	2/21/23	5,377	5,391
[5,7]	DLL LLC Series 2019-MT3	2.150%	9/21/26	10,200	10,286
[5,7]	DLLAA LLC Series 2021-1A	0.670%	4/17/26	12,100	11,965
[5,7]	DLLAD LLC Series 2021-1A	0.640%	9/21/26	10,300	10,135
[5,7]	Dllmt LLC Series 2021-1A	1.000%	7/21/25	10,410	10,350
[5,7]	Dllmt LLC Series 2021-1A	1.240%	6/20/29	6,940	6,890
[5]	Drive Auto Receivables Trust Series 2021-1	0.440%	11/15/24	9,520	9,515
[5,7,8]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	0.903%	10/25/56	179	179
[5,7]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	5,263	5,303
[5,7]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	8,262	8,240
[5,7]	Enterprise Fleet Financing LLC Series 2021-2	0.480%	5/20/27	8,340	8,271
[5,7]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	14,640	14,545
[5,7]	Evergreen Credit Card Trust Series 2021-1	0.900%	10/15/26	35,300	34,929
[5,7]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	2,593	2,527
[5,7]	Flagship Credit Auto Trust Series 2020-2	1.490%	7/15/24	1,083	1,085
[5]	Ford Credit Auto Lease Trust Series 2020-B	0.690%	10/15/23	4,470	4,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Ford Credit Auto Owner Trust Series 2018-1	3.190%	7/15/31	16,470	17,293
[5]	Ford Credit Auto Owner Trust Series 2018-B	3.240%	4/15/23	1,440	1,443
[5]	Ford Credit Auto Owner Trust Series 2018-B	3.380%	3/15/24	8,300	8,391
[5,7]	Ford Credit Auto Owner Trust Series 2019-1	3.520%	7/15/30	13,211	13,833
[5]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	9,575	9,635
[5]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	18,600	18,936
[5,7]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	13,828	14,067
[5]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	6,095	6,115
[5]	Ford Credit Auto Owner Trust Series 2020-A	1.350%	7/15/25	2,250	2,263
[5]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	27,800	27,729
[5]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	10,470	10,295
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	9,520	9,472
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	13,150	12,947
[5]	GM Financial Automobile Leasing Trust Series 2020-2	1.010%	7/22/24	1,640	1,646
[5]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	3,180	3,172
[5]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	26,760	26,638
[5]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	3,830	3,789
[5]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	28,600	28,318
[5]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	8,420	8,309
[5]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	3,688	3,703
[5]	GM Financial Consumer Automobile Receivables Trust Series 2018-3	3.020%	5/16/23	1,248	1,250
[5]	GM Financial Consumer Automobile Receivables Trust Series 2018-3	3.160%	1/16/24	5,820	5,870
[5]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.210%	10/16/23	2,357	2,369
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-1	3.110%	7/16/24	11,470	11,676
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.650%	2/16/24	7,222	7,265
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.710%	8/16/24	8,260	8,398
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-3	2.180%	4/16/24	6,329	6,370
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.750%	7/16/24	13,891	13,961
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	3,710	3,749
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	5,536	5,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	4,500	4,444
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	8,920	8,863
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	5,840	5,768
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	7,850	7,800
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	6,480	6,426
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	14,910	14,770
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	10,650	10,483
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	12,410	12,315
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	10,000	9,892
[5,7]	GMF Floorplan Owner Revolving Trust Series 2019-2	2.900%	4/15/26	12,600	13,063
[5,7]	GMF Floorplan Owner Revolving Trust Series 2020-1	0.680%	8/15/25	5,520	5,490
[5,7]	GMF Floorplan Owner Revolving Trust Series 2020-2	0.690%	10/15/25	13,590	13,488
[5,7]	Golden Credit Card Trust Series 2018-4A	3.440%	8/15/25	25,470	26,481
[5,7]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	23,300	22,696
[5,7,8]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	0.628%	8/25/60	2,270	2,271
[5,7]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	8/15/23	13,809	13,890
[5]	GS Mortgage Securities Corp. II Series 2018-GS10	4.155%	7/10/51	720	813
[5]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	1,055	1,081
[5]	GS Mortgage Securities Trust Series 2013-GC14	3.955%	8/10/46	29	30
[5]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	15,000	15,688
[5]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	210	222
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.162%	9/10/47	140	147
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.364%	11/10/47	1,396	1,455
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	3,140	3,307
[5]	GS Mortgage Securities Trust Series 2015-GC28	3.136%	2/10/48	87	91
[5]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	40	42
[5]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5	5
[5]	GS Mortgage Securities Trust Series 2015-GC32	3.498%	7/10/48	7,000	7,338
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,024	2,095
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	1,720	1,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	180	188
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	2,490	2,666
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,909
[5]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	1,170	1,251
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	5,550	5,832
[5]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	9,479
[5]	Harley-Davidson Motorcycle Trust Series 2019-A	2.340%	2/15/24	3,410	3,423
[5]	Harley-Davidson Motorcycle Trust Series 2019-A	2.390%	11/15/26	2,960	3,003
[5]	Harley-Davidson Motorcycle Trust Series 2020-A	1.870%	10/15/24	3,824	3,849
[5]	Harley-Davidson Motorcycle Trust Series 2020-A	1.930%	4/15/27	2,000	2,029
[5]	Harley-Davidson Motorcycle Trust Series 2021-A	0.370%	4/15/26	8,180	8,143
[5]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	16,740	16,585
[5]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	9,020	8,878
[5,7]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	11,710	11,569
[5]	Honda Auto Receivables Owner Trust Series 2018-4	3.300%	7/15/25	9,400	9,500
[5]	Honda Auto Receivables Owner Trust Series 2019-1	2.900%	6/18/24	5,000	5,064
[5]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	4,486	4,518
[5]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	2,530	2,568
[5]	Honda Auto Receivables Owner Trust Series 2019-3	1.780%	8/15/23	17,406	17,493
[5]	Honda Auto Receivables Owner Trust Series 2020-1	1.610%	4/22/24	26,297	26,459
[5]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	15,732	15,761
[5]	Honda Auto Receivables Owner Trust Series 2020-2	1.090%	10/15/26	4,300	4,309
[5]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	5,290	5,247
[5]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	18,810	18,641
[5]	Honda Auto Receivables Owner Trust Series 2021-2	0.550%	8/16/27	7,710	7,602
[5]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	13,940	13,783
[5]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	9,760	9,582
[5]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	12,870	12,843
[5]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	7,530	7,517
[5,7]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.510%	9/15/23	14,830	14,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.580%	6/17/24	2,490	2,488
[5,7]	Hyundai Auto Lease Securitization Trust Series 2021-A	0.420%	12/16/24	3,490	3,472
[5,7]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.330%	6/17/24	4,060	4,034
[5,7]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.380%	8/15/25	4,300	4,255
[5]	Hyundai Auto Receivables Trust Series 2019-A	2.710%	5/15/25	6,050	6,146
[5]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	5,740	5,831
[5]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	14,260	14,361
[5]	Hyundai Auto Receivables Trust Series 2020-A	1.720%	6/15/26	9,420	9,561
[5]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	22,790	22,785
[5]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	5,050	5,018
[5]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	15,820	15,665
[5]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	12,470	12,298
[5]	Hyundai Auto Receivables Trust Series 2021-B	0.380%	1/15/26	27,670	27,342
[5]	Hyundai Auto Receivables Trust Series 2021-B	0.600%	2/16/27	16,090	15,751
[5]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	7,170	7,122
[5]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	7,710	7,654
[5]	John Deere Owner Trust Series 2019-B	2.210%	12/15/23	4,155	4,179
[5]	John Deere Owner Trust Series 2020-B	0.510%	11/15/24	9,160	9,141
[5]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	2,410	2,397
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	249	249
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	3.994%	1/15/46	2,612	2,695
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	120	123
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	1,250	1,309
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	2,841	2,894
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,580
[5,7]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	145,500	147,955
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.363%	7/15/45	1,220	1,241
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	3,137	3,212
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.037%	7/15/45	1,465	1,511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	369	379
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	4,238	4,427
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	3,930	4,100
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	450	472
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	165	172
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	145	151
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,144	1,198
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.231%	1/15/48	83	86
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	15,000	15,709
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	110	114
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	249	263
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,488	3,630
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	5,080	5,484
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.224%	7/15/50	3,830	4,030
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	2,170	2,333
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	895	959
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	400	422
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	386
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	67
[5,7]	Kubota Credit Owner Trust Series 2020-1A	1.960%	3/15/24	7,522	7,589
[5,7]	Kubota Credit Owner Trust Series 2020-2A	0.590%	10/15/24	11,050	11,012
[5,7]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	3,000	2,971
[5,7]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	1,550	1,578
[5,7]	Master Credit Card Trust Series 2021-1A	0.530%	11/21/25	27,400	27,014
[5]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	2,720	2,713
[5]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	15,470	15,366
[5]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	8,120	8,018
[5]	Mercedes-Benz Auto Receivables Trust Series 2018-1	3.150%	10/15/24	10,563	10,639
[5]	Mercedes-Benz Auto Receivables Trust Series 2019-1	2.040%	1/15/26	11,300	11,463
[5]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	19,060	19,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	5,050	5,035
[5]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	25,280	25,022
[5]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	12,030	11,836
[5,7]	MMAF Equipment Finance LLC Series 2015-AA	2.490%	2/19/36	25	25
[5,7]	MMAF Equipment Finance LLC Series 2016-AA	2.210%	12/15/32	4,711	4,761
[5,7]	MMAF Equipment Finance LLC Series 2017-AA	2.680%	7/16/27	2,335	2,352
[5,7]	MMAF Equipment Finance LLC Series 2018-A	3.390%	1/10/25	4,553	4,612
[5,7]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	2,580	2,702
[5,7]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,430	4,601
[5,7]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,693
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	887	892
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.075%	7/15/46	5,387	5,557
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	3.960%	8/15/46	1,236	1,261
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	150	157
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	85	89
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	400	419
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.384%	2/15/47	200	210
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	1,681	1,744
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	2,800	2,938
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	1,738	1,826
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.094%	6/15/47	330	346
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17	3.741%	8/15/47	370	388
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	60	64
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	10	10
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	60	63
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.451%	7/15/50	11,118	11,609
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	7,440	7,933
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.372%	10/15/48	2,500	2,624
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	4,848	5,171
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	2,055	2,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.459%	12/15/49	5,311	5,601
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	3,763	4,089
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	1,250	1,353
[5]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	1,260	1,337
[5]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	4,257	4,624
[5]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	7,386	7,913
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	2.791%	11/15/49	1,590	1,646
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	760	802
[5]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	487	507
[5]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	5,696
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	13,640	14,535
[5]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	2,600	2,634
[5,7,8]	Navient Student Loan Trust Series 2016-2A, 1M USD LIBOR + 1.050%	1.153%	6/25/65	125	125
[5,7,8]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	0.853%	3/25/66	2,541	2,546
[5]	Nissan Auto Lease Trust Series 2020-B	0.430%	10/16/23	14,820	14,821
[5]	Nissan Auto Lease Trust Series 2020-B	0.490%	1/15/26	3,420	3,415
[5]	Nissan Auto Receivables Owner Trust Series 2017-C	2.280%	2/15/24	4,476	4,478
[5]	Nissan Auto Receivables Owner Trust Series 2018-B	3.160%	12/16/24	6,700	6,792
[5]	Nissan Auto Receivables Owner Trust Series 2019-A	3.000%	9/15/25	5,690	5,816
[5]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	5,171	5,207
[5]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	2,500	2,553
[5]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	18,840	18,938
[5]	Nissan Auto Receivables Owner Trust Series 2020-A	1.700%	5/17/27	6,910	7,000
[5]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	3,240	3,229
[5,7]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	1,250	1,169
[5,7,8]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	0.988%	1/16/60	191	191
[5,7,8]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	1.104%	6/20/60	2,353	2,356
[5,7,8]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	1.054%	8/18/60	1,521	1,525
[5,7,8]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	1.053%	11/25/65	2,245	2,271
[5,7,8]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.953%	12/5/59	291	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7,8]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	0.951%	4/10/50	1,138	1,137
[5,7,8]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	0.901%	11/10/49	158	158
[5,7]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	1,655	1,653
[5]	Santander Drive Auto Receivables Trust Series 2020-3	0.520%	7/15/24	4,667	4,667
[5,7]	Santander Retail Auto Lease Trust Series 2020-A	1.740%	7/20/23	7,420	7,461
[5,7]	Santander Retail Auto Lease Trust Series 2020-A	1.760%	3/20/24	1,490	1,501
[5,7]	Santander Retail Auto Lease Trust Series 2020-B	0.650%	12/20/24	4,600	4,572
[5,7]	Santander Retail Auto Lease Trust Series 2021-B	0.510%	8/20/24	22,520	22,331
[5,7]	Santander Retail Auto Lease Trust Series 2021-B	0.540%	6/20/25	5,540	5,469
[5,7]	Santander Retail Auto Lease Trust Series 2021-C	0.590%	3/20/26	10,220	10,103
[5,7]	Securitized Term Auto Receivables Trust Series 2018-2A	3.544%	6/26/23	3,319	3,333
[5,7]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	130	132
[5,7]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	269	273
[5,7]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	536	563
[5,7]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	925	962
[5,7]	SoFi Professional Loan Program LLC Series 2017-A	2.400%	3/26/40	14	14
[5,7]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	75	76
[5,7]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	100	101
[5,7]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	71	72
[5,7]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	141	144
[5,7]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	56	57
[5]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	6,490	6,590
[5,7]	Tesla Auto Lease Trust Series 2020-A	0.680%	12/20/23	4,140	4,134
[5,7]	Tesla Auto Lease Trust Series 2020-A	0.780%	12/20/23	750	749
[5,7]	Tesla Auto Lease Trust Series 2021-B	0.600%	9/22/25	13,310	13,157
[5,7]	Tesla Auto Lease Trust Series 2021-B	0.630%	9/22/25	6,830	6,740
[5,7]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	104
[5,7]	Toyota Auto Loan Extended Note Trust Series 2019-1A	2.560%	11/25/31	550	569
[5,7]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	8,600	8,564
[5,7]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	23,810	23,412
[5]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	7,754	7,813
[5]	Toyota Auto Receivables Owner Trust Series 2018-C	3.130%	2/15/24	14,720	14,895
[5]	Toyota Auto Receivables Owner Trust Series 2019-A	2.910%	7/17/23	12,937	13,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Toyota Auto Receivables Owner Trust Series 2019-A	3.000%	5/15/24	3,800	3,874
[5]	Toyota Auto Receivables Owner Trust Series 2019-C	1.910%	9/15/23	16,391	16,471
[5]	Toyota Auto Receivables Owner Trust Series 2019-D	1.990%	2/18/25	6,850	6,968
[5]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	6,600	6,679
[5]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	10,561	10,613
[5]	Toyota Auto Receivables Owner Trust Series 2020-B	1.660%	9/15/25	4,570	4,636
[5]	Toyota Auto Receivables Owner Trust Series 2020-C	0.570%	10/15/25	4,700	4,650
[5]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	25,380	25,116
[5]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	19,620	19,271
[5]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	12,960	12,876
[5]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	7,930	7,872
[5,7]	Toyota Lease Owner Trust Series 2021-A	0.390%	4/22/24	21,350	21,243
[5,7]	Toyota Lease Owner Trust Series 2021-A	0.500%	8/20/25	3,840	3,811
[5,7]	Toyota Lease Owner Trust Series 2021-B	0.420%	10/21/24	18,100	17,948
[5,7]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	11,570	11,423
[5]	UBS Commercial Mortgage Trust Series 2012-C1	4.171%	5/10/45	273	274
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	2,795	3,032
[5]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	483	518
[5,7]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	4,409	4,374
[5]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	220	223
[5]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	150	153
[5]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	30,100	29,713
[5]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	15,980	15,859
[5]	Verizon Owner Trust Series 2020-A	1.850%	7/22/24	10,310	10,381
[5]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	10,590	10,561
[5]	Volkswagen Auto Loan Enhanced Trust Series 2018-2	3.250%	4/20/23	2,500	2,506
[5]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	19,655	19,689
[5]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	1.260%	8/20/26	3,400	3,421
[5]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	19,790	19,791
[5]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	12,800	12,804
[5,7]	Volvo Financial Equipment LLC Series 2020-1A	0.510%	10/15/24	12,100	12,063
[5,7]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	2,300	2,263
[5]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.218%	7/15/46	315	325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	10	10
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	80	83
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	3,199	3,400
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	2,380	2,539
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	7,485	8,037
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	300	311
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,286
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	1,310	1,396
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,387
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	3,825	3,982
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	3,295
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	3,408
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.589%	12/15/50	4,890	5,324
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	396	430
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,228
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	870	993
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	980	1,075
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	310	340
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,838
[5]	WFRBS Commercial Mortgage Trust Series 2012-C9	3.388%	11/15/45	633	642
[5]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	255	263
[5]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,665	1,747
[5]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	1,640	1,701
[5]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	1,215	1,277
[5]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	17	17
[5]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	15,000	15,744
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	4,758	4,995
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	925	982
[5]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,190	2,303
[5]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	2,471	2,561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	2,597	2,718
[5,7]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	3,634	3,628
[5,7]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	1,700	1,685
[5]	World Omni Auto Receivables Trust Series 2018-A	2.730%	2/15/24	10,860	10,907
[5]	World Omni Auto Receivables Trust Series 2018-D	3.330%	4/15/24	6,707	6,760
[5]	World Omni Auto Receivables Trust Series 2018-D	3.440%	12/16/24	3,070	3,127
[5]	World Omni Auto Receivables Trust Series 2019-A	3.220%	6/16/25	5,230	5,331
[5]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	9,400	9,479
[5]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	25,510	25,526
[5]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	7,580	7,559
[5]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	5,400	5,352
[5]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	14,390	14,228
[5]	World Omni Auto Receivables Trust Series 2021-B	0.690%	6/15/27	3,790	3,727
[5]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	13,980	13,820
[5]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	10,900	10,686
[5]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	15,840	15,750
[5]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	11,450	11,404
[5]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	4,680	4,660
[5]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	15,660	15,538
[5]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	8,340	8,240
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,394,082)					3,401,228
Corporate Bonds (29.0%)
Communications (1.0%)
	Alphabet Inc.	0.800%	8/15/27	4,000	3,856
	Comcast Corp.	3.700%	4/15/24	12,085	12,843
	Comcast Corp.	3.375%	2/15/25	29,805	31,648
	Comcast Corp.	3.375%	8/15/25	23,444	25,017
	Comcast Corp.	3.950%	10/15/25	13,900	15,197
[9]	Comcast Corp.	0.000%	9/14/26	13,316	14,941
	Comcast Corp.	3.150%	2/15/28	28,825	30,949
	Comcast Corp.	4.150%	10/15/28	40,135	45,545
	Comcast Corp.	2.650%	2/1/30	10,970	11,363
	Comcast Corp.	3.400%	4/1/30	11,500	12,534
	Comcast Corp.	1.950%	1/15/31	10,000	9,779
[7]	NTT Finance Corp.	0.583%	3/1/24	8,785	8,682
[7]	NTT Finance Corp.	1.162%	4/3/26	34,635	33,938
[7]	NTT Finance Corp.	2.065%	4/3/31	4,335	4,331
[5,9]	Sky Ltd.	2.500%	9/15/26	8,970	11,287
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	13,228	13,995
	Walt Disney Co.	1.750%	8/30/24	16,722	17,012
	Walt Disney Co.	3.375%	11/15/26	2,200	2,367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	2.200%	1/13/28	11,000	11,208
					316,492
Consumer Discretionary (0.9%)
	Amazon.com Inc.	1.200%	6/3/27	13,000	12,825
	Amazon.com Inc.	3.150%	8/22/27	7,000	7,566
	Amazon.com Inc.	1.650%	5/12/28	10,000	9,992
[5]	American Honda Finance Corp.	0.550%	7/12/24	14,000	13,805
[5]	American Honda Finance Corp.	2.150%	9/10/24	15,000	15,372
[5]	American Honda Finance Corp.	2.350%	1/8/27	25,000	25,729
[5]	American Honda Finance Corp.	1.800%	1/13/31	20,000	19,537
[7]	BMW US Capital LLC	0.800%	4/1/24	10,000	9,933
	Home Depot Inc.	2.800%	9/14/27	11,540	12,248
	Home Depot Inc.	3.900%	12/6/28	10,000	11,289
	Home Depot Inc.	2.950%	6/15/29	21,000	22,375
	TJX Cos. Inc.	2.500%	5/15/23	1,100	1,121
	TJX Cos. Inc.	2.250%	9/15/26	7,870	8,138
	TJX Cos. Inc.	3.875%	4/15/30	10,000	11,226
[5]	Toyota Motor Credit Corp.	3.000%	4/1/25	14,000	14,710
[5]	Toyota Motor Credit Corp.	1.125%	6/18/26	40,000	39,427
[5]	Toyota Motor Credit Corp.	1.150%	8/13/27	15,000	14,537
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	22,281
[5,9]	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	5,825	6,718
[5]	Yale University	1.482%	4/15/30	6,000	5,855
					284,684
Consumer Staples (1.0%)
	Brown-Forman Corp.	2.250%	1/15/23	5,000	5,062
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	9,760	11,481
	Coca-Cola Co.	3.375%	3/25/27	12,000	13,052
	Coca-Cola Co.	1.000%	3/15/28	14,575	14,015
	Coca-Cola Co.	2.250%	1/5/32	5,000	5,080
	Costco Wholesale Corp.	3.000%	5/18/27	9,225	9,901
	Costco Wholesale Corp.	1.375%	6/20/27	6,700	6,652
	Costco Wholesale Corp.	1.600%	4/20/30	27,777	26,915
	Estee Lauder Cos. Inc.	2.375%	12/1/29	4,750	4,863
	Hershey Co.	2.450%	11/15/29	10,000	10,397
	Hershey Co.	1.700%	6/1/30	5,000	4,893
[5,9]	JT International Financial Services BV	1.125%	9/28/25	7,500	8,798
	Kimberly-Clark Corp.	2.650%	3/1/25	6,906	7,210
	Kimberly-Clark Corp.	3.050%	8/15/25	5,860	6,221
	Kimberly-Clark Corp.	1.050%	9/15/27	2,000	1,939
	Kimberly-Clark Corp.	3.100%	3/26/30	10,507	11,339
[7]	Mars Inc.	0.875%	7/16/26	10,000	9,715
[5,9]	Nestle Finance International Ltd.	0.000%	11/12/24	8,000	9,133
[7]	Nestle Holdings Inc.	3.350%	9/24/23	13,500	14,059
[7]	Nestle Holdings Inc.	1.000%	9/15/27	16,825	16,160
[9]	PepsiCo Inc.	0.250%	5/6/24	7,280	8,358
	PepsiCo Inc.	2.850%	2/24/26	6,674	7,056
	PepsiCo Inc.	2.625%	3/19/27	14,500	15,218
	PepsiCo Inc.	2.625%	7/29/29	1,720	1,809
	PepsiCo Inc.	1.625%	5/1/30	11,745	11,438
	Philip Morris International Inc.	2.875%	5/1/24	4,500	4,680
	Philip Morris International Inc.	1.500%	5/1/25	10,000	10,033
	Philip Morris International Inc.	3.125%	8/17/27	5,000	5,335
	Philip Morris International Inc.	3.375%	8/15/29	3,000	3,236
	Philip Morris International Inc.	2.100%	5/1/30	5,000	4,909
[7]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	5,000	5,167
[7]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	25,000	26,499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	3.375%	4/15/29	2,590	2,849
	Target Corp.	2.350%	2/15/30	11,910	12,236
	Unilever Capital Corp.	2.125%	9/6/29	21,050	21,231
					336,939
Energy (1.5%)
[5]	BP Capital Markets America Inc.	2.750%	5/10/23	10,080	10,336
	BP Capital Markets America Inc.	3.790%	2/6/24	5,950	6,280
	BP Capital Markets America Inc.	3.194%	4/6/25	8,475	8,934
	BP Capital Markets America Inc.	3.796%	9/21/25	4,935	5,322
	BP Capital Markets America Inc.	3.410%	2/11/26	15,500	16,580
[5]	BP Capital Markets America Inc.	3.119%	5/4/26	19,465	20,606
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,777
	BP Capital Markets America Inc.	1.749%	8/10/30	8,930	8,602
	BP Capital Markets plc	3.994%	9/26/23	1,000	1,053
	BP Capital Markets plc	3.814%	2/10/24	35,250	37,199
	BP Capital Markets plc	3.535%	11/4/24	8,740	9,304
	BP Capital Markets plc	3.506%	3/17/25	13,535	14,420
	BP Capital Markets plc	3.279%	9/19/27	17,530	18,854
	BP Capital Markets plc	3.723%	11/28/28	2,095	2,306
	Chevron Corp.	1.554%	5/11/25	24,740	24,985
	Chevron Corp.	2.954%	5/16/26	5,490	5,820
	Chevron Corp.	1.995%	5/11/27	19,000	19,327
	Chevron Corp.	2.236%	5/11/30	1,300	1,320
	Chevron USA Inc.	3.850%	1/15/28	5,870	6,522
[7]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,027
	ConocoPhillips Co.	4.950%	3/15/26	41,760	47,206
[9]	Exxon Mobil Corp.	0.142%	6/26/24	7,800	8,910
	Exxon Mobil Corp.	2.992%	3/19/25	38,590	40,592
	Exxon Mobil Corp.	3.043%	3/1/26	5,275	5,587
[7]	Harvest Operations Corp.	4.200%	6/1/23	8,000	8,340
[5]	Harvest Operations Corp.	1.000%	4/26/24	14,000	13,952
[7]	Petronas Capital Ltd.	3.500%	4/21/30	1,993	2,157
[7]	SA Global Sukuk Ltd.	0.946%	6/17/24	8,084	7,963
[7]	SA Global Sukuk Ltd.	1.602%	6/17/26	23,670	23,316
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,350	4,339
	Shell International Finance BV	3.250%	5/11/25	30,615	32,620
	Shell International Finance BV	2.875%	5/10/26	2,805	2,983
	Shell International Finance BV	3.875%	11/13/28	2,135	2,390
	Shell International Finance BV	2.375%	11/7/29	29,195	29,867
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	2,099	2,160
	TotalEnergies Capital International SA	3.700%	1/15/24	6,254	6,594
	TotalEnergies Capital International SA	2.434%	1/10/25	11,830	12,239
	TotalEnergies Capital International SA	3.455%	2/19/29	12,590	13,692
	TotalEnergies Capital International SA	2.829%	1/10/30	10,295	10,816
					497,297
Financials (16.4%)
	Aflac Inc.	1.125%	3/15/26	3,375	3,323
	Aflac Inc.	3.600%	4/1/30	4,330	4,774
	Allstate Corp.	0.750%	12/15/25	2,000	1,950
	Allstate Corp.	1.450%	12/15/30	13,000	12,310
	American Express Co.	3.700%	8/3/23	35,905	37,430
	American Express Co.	3.400%	2/22/24	11,135	11,662
	American Express Co.	3.000%	10/30/24	18,265	19,146
	Ameriprise Financial Inc.	3.000%	3/22/22	1,125	1,131
	Ameriprise Financial Inc.	3.000%	4/2/25	51,737	54,047
[7]	Athene Global Funding	1.200%	10/13/23	4,750	4,760
[7]	Athene Global Funding	0.914%	8/19/24	12,200	12,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	4.379%	4/12/28	2,585	2,895
	Banco Santander SA	3.306%	6/27/29	7,600	8,077
[5]	Bank of America Corp.	3.300%	1/11/23	12,370	12,706
[5]	Bank of America Corp.	2.816%	7/21/23	44,800	45,298
[5,9]	Bank of America Corp.	0.750%	7/26/23	8,000	9,233
[5]	Bank of America Corp.	3.004%	12/20/23	27,480	28,049
[5]	Bank of America Corp.	4.125%	1/22/24	10,000	10,628
[5]	Bank of America Corp.	3.550%	3/5/24	107,080	110,277
[5]	Bank of America Corp.	3.864%	7/23/24	33,950	35,378
[5]	Bank of America Corp.	3.458%	3/15/25	22,500	23,535
	Bank of America Corp.	0.976%	4/22/25	28,000	27,775
[5]	Bank of America Corp.	3.875%	8/1/25	4,582	4,972
[5]	Bank of America Corp.	0.981%	9/25/25	13,670	13,510
[5]	Bank of America Corp.	3.366%	1/23/26	44,735	47,092
[5]	Bank of America Corp.	2.015%	2/13/26	10,000	10,132
[5]	Bank of America Corp.	3.500%	4/19/26	3,998	4,308
[5]	Bank of America Corp.	1.319%	6/19/26	10,890	10,777
[5]	Bank of America Corp.	1.197%	10/24/26	13,480	13,216
[5]	Bank of America Corp.	3.559%	4/23/27	2,777	2,971
	Bank of America Corp.	1.734%	7/22/27	28,000	27,789
[5]	Bank of America Corp.	3.248%	10/21/27	4,500	4,797
[5]	Bank of America Corp.	3.824%	1/20/28	37,156	40,264
[5]	Bank of America Corp.	3.705%	4/24/28	5,800	6,298
[5]	Bank of America Corp.	3.419%	12/20/28	54,922	58,693
[5]	Bank of America Corp.	3.970%	3/5/29	3,000	3,285
[5]	Bank of America Corp.	2.087%	6/14/29	23,300	23,164
[5]	Bank of America Corp.	3.974%	2/7/30	1,960	2,162
[5]	Bank of America Corp.	3.194%	7/23/30	23,795	25,092
[5]	Bank of America Corp.	2.884%	10/22/30	37,816	39,029
[5]	Bank of America Corp.	2.496%	2/13/31	75	75
[5]	Bank of America Corp.	2.592%	4/29/31	7,500	7,573
[5]	Bank of America Corp.	1.898%	7/23/31	26,656	25,560
[5]	Bank of America Corp.	1.922%	10/24/31	5,000	4,792
	Bank of America Corp.	2.687%	4/22/32	9,400	9,548
	Bank of America Corp.	2.299%	7/21/32	25,200	24,747
[5]	Bank of Montreal	3.300%	2/5/24	33,960	35,514
[5]	Bank of Montreal	0.625%	7/9/24	20,000	19,725
[5]	Bank of Montreal	1.250%	9/15/26	14,400	14,093
[5]	Bank of New York Mellon Corp.	3.000%	2/24/25	700	735
[5]	Bank of New York Mellon Corp.	1.600%	4/24/25	12,400	12,493
[5]	Bank of New York Mellon Corp.	2.450%	8/17/26	2,825	2,935
[5]	Bank of New York Mellon Corp.	3.250%	5/16/27	10,000	10,785
[5]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	8,449
	Bank of Nova Scotia	0.400%	9/15/23	23,300	23,127
	Bank of Nova Scotia	0.700%	4/15/24	12,000	11,885
	Bank of Nova Scotia	2.200%	2/3/25	9,530	9,761
	Bank of Nova Scotia	1.050%	3/2/26	14,350	14,016
	Bank of Nova Scotia	1.350%	6/24/26	5,000	4,944
	Bank of Nova Scotia	2.700%	8/3/26	7,520	7,847
	Bank of Nova Scotia	1.300%	9/15/26	7,200	7,072
[7]	Bank of Nova Scotia	1.188%	10/13/26	35,740	35,172
	Bank of Nova Scotia	2.150%	8/1/31	10,000	9,917
[7]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	37,330	37,743
[7]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	39,510	41,219
[7]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	16,800	16,602
[7]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	10,000	10,247
	BlackRock Inc.	3.250%	4/30/29	3,750	4,083
	BlackRock Inc.	2.400%	4/30/30	3,000	3,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BlackRock Inc.	1.900%	1/28/31	2,800	2,761
[7]	BPCE SA	1.000%	1/20/26	13,385	12,966
	Brookfield Finance Inc.	4.350%	4/15/30	4,000	4,508
	Brookfield Finance Inc.	2.724%	4/15/31	2,000	2,019
[5]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	8,335	8,421
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	3,800	3,964
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	7,650	7,489
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	9,975	9,729
	Cboe Global Markets Inc.	1.625%	12/15/30	8,750	8,313
	Charles Schwab Corp.	3.625%	4/1/25	3,670	3,911
	Charles Schwab Corp.	3.850%	5/21/25	17,155	18,488
	Charles Schwab Corp.	0.900%	3/11/26	7,000	6,840
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,872
	Charles Schwab Corp.	3.300%	4/1/27	4,574	4,909
	Charles Schwab Corp.	3.200%	1/25/28	4,143	4,453
	Charles Schwab Corp.	2.000%	3/20/28	10,000	10,120
	Charles Schwab Corp.	4.000%	2/1/29	8,980	10,074
	Charles Schwab Corp.	3.250%	5/22/29	6,955	7,474
	Charles Schwab Corp.	4.625%	3/22/30	800	947
	Chubb INA Holdings Inc.	3.350%	5/15/24	30,810	32,515
[9]	Chubb INA Holdings Inc.	0.300%	12/15/24	5,100	5,837
	Chubb INA Holdings Inc.	3.150%	3/15/25	9,485	10,030
	Chubb INA Holdings Inc.	1.375%	9/15/30	16,500	15,539
[5]	Citigroup Inc.	2.876%	7/24/23	20,000	20,232
[5]	Citigroup Inc.	1.678%	5/15/24	38,445	38,864
	Citigroup Inc.	0.981%	5/1/25	10,415	10,340
	Citigroup Inc.	1.281%	11/3/25	3,300	3,293
	Citigroup Inc.	3.200%	10/21/26	3,310	3,509
	Citigroup Inc.	1.462%	6/9/27	16,080	15,787
[5]	Citigroup Inc.	2.666%	1/29/31	8,380	8,509
[5]	Citigroup Inc.	2.572%	6/3/31	5,000	5,041
	Citigroup Inc.	2.520%	11/3/32	7,000	7,002
	Cooperatieve Rabobank UA	2.750%	1/10/23	11,200	11,450
[7]	Cooperatieve Rabobank UA	3.875%	9/26/23	10,635	11,160
[5,9]	Cooperatieve Rabobank UA	0.625%	2/27/24	7,300	8,441
[7]	Cooperatieve Rabobank UA	2.625%	7/22/24	5,990	6,189
	Credit Suisse AG	1.000%	5/5/23	14,470	14,508
[5]	Credit Suisse AG	3.625%	9/9/24	8,000	8,486
	Credit Suisse AG	2.950%	4/9/25	23,500	24,610
[7]	Danske Bank A/S	1.549%	9/10/27	10,500	10,252
[5,9]	DNB Bank ASA	0.050%	11/14/23	8,000	9,148
[7]	DNB Bank ASA	1.535%	5/25/27	10,000	9,855
[7]	Equitable Financial Life Global Funding	1.100%	11/12/24	19,200	18,998
[5]	First Republic Bank	2.500%	6/6/22	15,420	15,520
[5]	First Republic Bank	1.912%	2/12/24	13,330	13,475
[7]	Five Corners Funding Trust	4.419%	11/15/23	15,000	15,904
	Franklin Resources Inc.	1.600%	10/30/30	5,000	4,720
[7]	GA Global Funding Trust	1.000%	4/8/24	5,000	4,957
[7]	GA Global Funding Trust	1.625%	1/15/26	5,600	5,556
	Goldman Sachs Group Inc.	5.750%	1/24/22	8,200	8,225
	Goldman Sachs Group Inc.	3.625%	1/22/23	295	304
[5]	Goldman Sachs Group Inc.	0.481%	1/27/23	15,000	14,959
	Goldman Sachs Group Inc.	3.200%	2/23/23	10,000	10,255
[5]	Goldman Sachs Group Inc.	2.908%	6/5/23	30,600	30,856
[5]	Goldman Sachs Group Inc.	2.905%	7/24/23	4,750	4,803
[5]	Goldman Sachs Group Inc.	0.627%	11/17/23	16,250	16,210
	Goldman Sachs Group Inc.	0.673%	3/8/24	25,000	24,899
[5,9]	Goldman Sachs Group Inc.	1.375%	5/15/24	8,000	9,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Goldman Sachs Group Inc.	3.850%	7/8/24	2,100	2,221
[5]	Goldman Sachs Group Inc.	0.657%	9/10/24	45,375	45,022
	Goldman Sachs Group Inc.	0.925%	10/21/24	10,650	10,605
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,675	5,986
	Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	9,137
[5,9]	Goldman Sachs Group Inc.	2.875%	6/3/26	4,650	5,888
	Goldman Sachs Group Inc.	1.542%	9/10/27	25,000	24,507
	Goldman Sachs Group Inc.	1.992%	1/27/32	8,820	8,442
	Goldman Sachs Group Inc.	2.615%	4/22/32	6,600	6,634
	Goldman Sachs Group Inc.	2.650%	10/21/32	5,600	5,637
[5]	HSBC Holdings plc	3.262%	3/13/23	15,252	15,322
	HSBC Holdings plc	3.600%	5/25/23	4,085	4,237
[5]	HSBC Holdings plc	3.033%	11/22/23	13,015	13,250
[5]	HSBC Holdings plc	3.950%	5/18/24	13,280	13,778
[9]	HSBC Holdings plc	0.875%	9/6/24	7,800	9,067
	HSBC Holdings plc	1.162%	11/22/24	10,600	10,569
[5]	HSBC Holdings plc	3.803%	3/11/25	1,605	1,685
	HSBC Holdings plc	0.976%	5/24/25	24,000	23,708
[5]	HSBC Holdings plc	2.633%	11/7/25	26,491	27,203
	HSBC Holdings plc	4.300%	3/8/26	4,840	5,297
[5]	HSBC Holdings plc	1.645%	4/18/26	10,440	10,368
	HSBC Holdings plc	3.900%	5/25/26	3,650	3,943
[5]	HSBC Holdings plc	2.099%	6/4/26	25,000	25,154
[5]	HSBC Holdings plc	4.292%	9/12/26	10,050	10,852
	HSBC Holdings plc	1.589%	5/24/27	13,330	13,024
	HSBC Holdings plc	2.251%	11/22/27	6,200	6,220
[5]	HSBC Holdings plc	4.041%	3/13/28	28,181	30,464
[5]	HSBC Holdings plc	2.013%	9/22/28	25,000	24,477
[5]	HSBC Holdings plc	4.583%	6/19/29	18,855	21,124
	HSBC Holdings plc	2.206%	8/17/29	10,000	9,809
	HSBC Holdings plc	4.950%	3/31/30	10,000	11,726
[5]	HSBC Holdings plc	2.357%	8/18/31	7,440	7,269
	HSBC Holdings plc	2.804%	5/24/32	10,000	10,049
	HSBC Holdings plc	2.871%	11/22/32	4,000	4,036
[5]	Huntington National Bank	3.550%	10/6/23	27,770	28,990
	ING Groep NV	4.100%	10/2/23	7,850	8,261
	Invesco Finance plc	3.125%	11/30/22	5,203	5,320
	Invesco Finance plc	4.000%	1/30/24	12,165	12,835
	Invesco Finance plc	3.750%	1/15/26	1,897	2,051
	JPMorgan Chase & Co.	2.972%	1/15/23	55,761	55,811
[5]	JPMorgan Chase & Co.	2.776%	4/25/23	19,920	20,046
	JPMorgan Chase & Co.	2.700%	5/18/23	6,106	6,245
	JPMorgan Chase & Co.	3.875%	2/1/24	4,000	4,234
[5]	JPMorgan Chase & Co.	3.559%	4/23/24	60,810	62,809
	JPMorgan Chase & Co.	3.625%	5/13/24	5,500	5,821
[5]	JPMorgan Chase & Co.	1.514%	6/1/24	30,000	30,214
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	15,235	16,048
	JPMorgan Chase & Co.	3.125%	1/23/25	14,156	14,883
	JPMorgan Chase & Co.	0.563%	2/16/25	10,125	9,987
[5]	JPMorgan Chase & Co.	3.220%	3/1/25	54,505	56,701
	JPMorgan Chase & Co.	0.824%	6/1/25	20,020	19,787
	JPMorgan Chase & Co.	0.969%	6/23/25	8,500	8,422
	JPMorgan Chase & Co.	3.900%	7/15/25	14,605	15,803
[5]	JPMorgan Chase & Co.	2.301%	10/15/25	13,250	13,544
	JPMorgan Chase & Co.	1.561%	12/10/25	11,000	11,020
[5,9]	JPMorgan Chase & Co.	3.000%	2/19/26	6,870	8,737
[5]	JPMorgan Chase & Co.	2.005%	3/13/26	4,650	4,708
[5]	JPMorgan Chase & Co.	2.083%	4/22/26	39,500	40,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.200%	6/15/26	11,430	12,136
	JPMorgan Chase & Co.	1.045%	11/19/26	20,000	19,483
	JPMorgan Chase & Co.	4.125%	12/15/26	8,190	9,034
	JPMorgan Chase & Co.	1.040%	2/4/27	25,000	24,185
	JPMorgan Chase & Co.	1.578%	4/22/27	10,000	9,883
	JPMorgan Chase & Co.	1.470%	9/22/27	18,700	18,334
[5]	JPMorgan Chase & Co.	3.782%	2/1/28	8,595	9,311
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	21,840	23,504
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	9,196
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	16,335	18,047
	JPMorgan Chase & Co.	2.069%	6/1/29	12,500	12,396
[5]	JPMorgan Chase & Co.	4.452%	12/5/29	37,465	42,518
[5]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	5,018
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	20,521
[5]	JPMorgan Chase & Co.	4.493%	3/24/31	12,900	14,934
[5]	JPMorgan Chase & Co.	2.522%	4/22/31	10,000	10,116
	JPMorgan Chase & Co.	1.764%	11/19/31	5,000	4,743
	JPMorgan Chase & Co.	2.580%	4/22/32	10,000	10,125
	Lloyds Banking Group plc	4.050%	8/16/23	15,000	15,711
	Lloyds Banking Group plc	3.900%	3/12/24	5,000	5,278
[7]	LSEGA Financing plc	0.650%	4/6/24	5,000	4,924
[7]	LSEGA Financing plc	1.375%	4/6/26	14,145	13,854
[7]	Macquarie Group Ltd.	3.189%	11/28/23	3,973	4,050
[7]	Macquarie Group Ltd.	1.340%	1/12/27	7,470	7,271
[7]	Macquarie Group Ltd.	1.629%	9/23/27	6,665	6,523
[5]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,700	3,867
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	11,420	12,050
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	10,130	10,739
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	5,800	6,624
[7]	MassMutual Global Funding II	2.750%	6/22/24	14,920	15,483
[7]	MassMutual Global Funding II	2.950%	1/11/25	2,500	2,620
	Mastercard Inc.	2.000%	3/3/25	14,133	14,486
	Mastercard Inc.	2.950%	11/21/26	22,315	23,759
	Mastercard Inc.	2.950%	6/1/29	11,000	11,768
[5]	MDGH GMTN RSC Ltd.	2.500%	11/7/24	624	642
	MetLife Inc.	4.550%	3/23/30	13,076	15,467
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	9,250	9,296
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	19,630	19,852
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	11,599	11,731
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	18,655	19,470
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,025	1,052
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	4,500	4,712
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,640	15,172
[5]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	33,375	33,211
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	8,447	8,622
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	45,530	48,759
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	11,555	11,481
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	20,165	19,935
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	13,300	13,117
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,876
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	1,163	1,265
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,800	10,616
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	11,500	11,340
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	7,173
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	8,446
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	15,000	14,808
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	7,000	6,997
[7]	Mizuho Bank Ltd.	3.750%	4/16/24	7,360	7,759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Mizuho Bank Ltd.	3.600%	9/25/24	6,300	6,668
[5]	Mizuho Financial Group Inc.	1.241%	7/10/24	17,100	17,141
[5]	Mizuho Financial Group Inc.	2.555%	9/13/25	5,000	5,135
[7]	Mizuho Financial Group Inc.	3.477%	4/12/26	12,178	12,992
	Mizuho Financial Group Inc.	1.234%	5/22/27	10,070	9,757
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	7,857
	Mizuho Financial Group Inc.	4.018%	3/5/28	2,250	2,500
[5]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	5,670
[5]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	4,120
[5]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	4,885
	Mizuho Financial Group Inc.	2.260%	7/9/32	8,000	7,830
	Morgan Stanley	2.750%	5/19/22	17,075	17,222
[5]	Morgan Stanley	3.125%	1/23/23	625	640
[5]	Morgan Stanley	3.750%	2/25/23	10,735	11,106
[5]	Morgan Stanley	0.529%	1/25/24	21,430	21,357
	Morgan Stanley	0.731%	4/5/24	21,355	21,287
[5]	Morgan Stanley	3.875%	4/29/24	17,649	18,725
[5,9]	Morgan Stanley	0.637%	7/26/24	8,000	9,209
[5]	Morgan Stanley	3.700%	10/23/24	10,687	11,384
	Morgan Stanley	0.790%	5/30/25	21,800	21,512
[5]	Morgan Stanley	2.720%	7/22/25	8,670	8,937
[5]	Morgan Stanley	4.000%	7/23/25	6,355	6,893
[5]	Morgan Stanley	0.864%	10/21/25	5,200	5,129
	Morgan Stanley	3.625%	1/20/27	3,625	3,934
	Morgan Stanley	1.593%	5/4/27	3,575	3,538
[5]	Morgan Stanley	1.512%	7/20/27	15,900	15,649
[5]	Morgan Stanley	3.622%	4/1/31	10,000	10,909
[5]	Morgan Stanley	1.928%	4/28/32	1,285	1,228
[5]	Morgan Stanley	2.239%	7/21/32	21,500	21,064
[5]	MUFG Union Bank NA	2.100%	12/9/22	6,500	6,582
[5,9]	National Australia Bank Ltd.	0.250%	5/20/24	5,825	6,685
[5,9]	Nationwide Building Society	0.625%	4/19/23	8,000	9,223
[7]	Nationwide Building Society	1.000%	8/28/25	10,580	10,363
[7]	New York Life Global Funding	1.100%	5/5/23	1,100	1,105
[7]	New York Life Global Funding	1.850%	8/1/31	5,000	4,853
[7]	NongHyup Bank	1.250%	7/28/26	20,000	19,656
[7]	Nuveen Finance LLC	4.125%	11/1/24	20,000	21,511
[5]	PNC Bank NA	2.950%	2/23/25	12,514	13,141
[5]	PNC Bank NA	3.250%	6/1/25	27	29
[5]	PNC Bank NA	3.100%	10/25/27	21,067	22,554
[5]	PNC Bank NA	3.250%	1/22/28	6,245	6,704
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,335	1,360
	PNC Financial Services Group Inc.	3.500%	1/23/24	7,930	8,304
	PNC Financial Services Group Inc.	2.600%	7/23/26	2,820	2,957
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,000	4,305
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	12,375
	PNC Financial Services Group Inc.	2.550%	1/22/30	5,000	5,156
	Progressive Corp.	3.200%	3/26/30	8,620	9,332
[5]	Prudential Financial Inc.	1.500%	3/10/26	4,500	4,507
	Prudential plc	3.125%	4/14/30	3,500	3,735
[5]	Royal Bank of Canada	3.700%	10/5/23	7,665	8,038
[5]	Royal Bank of Canada	2.550%	7/16/24	14,025	14,500
[9]	Royal Bank of Canada	0.125%	7/23/24	7,800	8,908
[5]	Royal Bank of Canada	0.750%	10/7/24	26,500	26,233
[5]	Royal Bank of Canada	2.250%	11/1/24	28,806	29,611
[5]	Royal Bank of Canada	1.150%	6/10/25	10,000	9,912
	Royal Bank of Canada	1.200%	4/27/26	17,540	17,242
[5]	Royal Bank of Canada	1.150%	7/14/26	18,870	18,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Royal Bank of Canada	1.400%	11/2/26	10,800	10,652
	State Street Corp.	3.300%	12/16/24	26,646	28,384
	State Street Corp.	3.550%	8/18/25	2,630	2,837
[5]	State Street Corp.	2.354%	11/1/25	1,400	1,442
	State Street Corp.	2.901%	3/30/26	2,280	2,386
	State Street Corp.	2.400%	1/24/30	6,970	7,175
	State Street Corp.	3.152%	3/30/31	11,280	12,200
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	16,022	16,289
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,970	7,131
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	11,590	12,081
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	44,049	45,516
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	11,660	11,944
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	23,595	23,467
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	15,516
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	14,400	14,063
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	1,449	1,524
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	11,041
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	3,500	3,756
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	1,000	1,073
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	4,374
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	17,400	17,069
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,850	3,225
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	14,150
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	12,313
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,000	9,767
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	13,900	13,615
[7]	Svenska Handelsbanken AB	0.625%	6/30/23	7,000	6,980
[5,9]	Svenska Handelsbanken AB	0.125%	6/18/24	5,825	6,670
[7]	Svenska Handelsbanken AB	1.418%	6/11/27	5,400	5,310
[7]	Swedbank AB	0.600%	9/25/23	14,050	13,968
[5]	Toronto-Dominion Bank	0.750%	6/12/23	22,423	22,426
	Toronto-Dominion Bank	0.550%	3/4/24	16,780	16,599
[5]	Toronto-Dominion Bank	2.650%	6/12/24	3,434	3,561
[5]	Toronto-Dominion Bank	1.150%	6/12/25	43,550	43,217
[5]	Toronto-Dominion Bank	0.750%	9/11/25	16,000	15,590
[5]	Toronto-Dominion Bank	1.250%	9/10/26	10,000	9,828
[5]	Toronto-Dominion Bank	2.000%	9/10/31	15,000	14,782
[5]	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,343
[5]	Truist Bank	3.200%	4/1/24	12,550	13,139
[5]	Truist Bank	2.150%	12/6/24	50,883	52,449
[5]	Truist Bank	1.500%	3/10/25	7,500	7,548
[5]	Truist Bank	4.050%	11/3/25	34,710	37,957
[5]	Truist Bank	2.250%	3/11/30	5,950	5,939
[5]	Truist Financial Corp.	3.750%	12/6/23	15,600	16,397
[5]	Truist Financial Corp.	2.500%	8/1/24	56,382	58,230
[5]	Truist Financial Corp.	1.200%	8/5/25	8,030	7,978
[5]	Truist Financial Corp.	1.267%	3/2/27	6,620	6,488
[7]	UBS AG	0.375%	6/1/23	8,000	7,938
[7]	UBS AG	0.450%	2/9/24	15,000	14,767
[7]	UBS Group AG	2.650%	2/1/22	24,139	24,181
[7]	UBS Group AG	3.491%	5/23/23	3,535	3,571
[7]	UBS Group AG	2.859%	8/15/23	26,640	26,957
[7]	UBS Group AG	1.008%	7/30/24	6,665	6,646
[7]	UBS Group AG	4.125%	9/24/25	7,590	8,217
[7]	UBS Group AG	4.125%	4/15/26	1,500	1,638
[5]	US Bancorp	3.700%	1/30/24	2,235	2,359
	US Bancorp	3.375%	2/5/24	4,250	4,457
[5,9]	US Bancorp	0.850%	6/7/24	15,108	17,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	1.450%	5/12/25	31,180	31,328
[5]	US Bancorp	3.950%	11/17/25	9,450	10,332
[5]	US Bancorp	3.150%	4/27/27	8,000	8,580
[5]	US Bancorp	3.000%	7/30/29	3,000	3,167
[5]	US Bancorp	1.375%	7/22/30	10,000	9,421
[5]	US Bank NA	2.050%	1/21/25	13,010	13,313
[5]	US Bank NA	2.800%	1/27/25	3,900	4,071
[7]	USAA Capital Corp.	1.500%	5/1/23	1,580	1,596
[7]	USAA Capital Corp.	2.125%	5/1/30	2,400	2,398
	Visa Inc.	3.150%	12/14/25	59,590	63,601
	Visa Inc.	1.900%	4/15/27	4,000	4,065
[5]	Wells Fargo & Co.	3.450%	2/13/23	8,300	8,536
[5]	Wells Fargo & Co.	3.750%	1/24/24	18,285	19,211
[5,9]	Wells Fargo & Co.	0.500%	4/26/24	15,280	17,576
[5]	Wells Fargo & Co.	1.654%	6/2/24	5,000	5,042
[5]	Wells Fargo & Co.	3.300%	9/9/24	8,943	9,414
[5]	Wells Fargo & Co.	3.000%	2/19/25	15,170	15,852
[5]	Wells Fargo & Co.	0.805%	5/19/25	9,255	9,151
[5]	Wells Fargo & Co.	2.406%	10/30/25	14,968	15,338
[5]	Wells Fargo & Co.	2.164%	2/11/26	7,000	7,116
	Wells Fargo & Co.	3.000%	4/22/26	20,000	21,021
[5]	Wells Fargo & Co.	2.188%	4/30/26	10,000	10,189
	Wells Fargo & Co.	3.000%	10/23/26	16,620	17,480
[5]	Wells Fargo & Co.	3.196%	6/17/27	7,100	7,498
[5]	Wells Fargo & Co.	3.584%	5/22/28	10,500	11,291
[5]	Wells Fargo & Co.	2.393%	6/2/28	9,270	9,424
[5]	Wells Fargo & Co.	4.150%	1/24/29	8,575	9,588
[5]	Wells Fargo & Co.	2.879%	10/30/30	700	728
[5]	Wells Fargo & Co.	2.572%	2/11/31	5,000	5,104
[5,9]	Westpac Banking Corp.	0.750%	10/17/23	13,825	16,004
	Westpac Banking Corp.	1.019%	11/18/24	21,600	21,520
	Westpac Banking Corp.	2.350%	2/19/25	7,273	7,509
[7]	Westpac Banking Corp.	1.552%	9/30/26	15,440	15,454
	Westpac Banking Corp.	3.350%	3/8/27	1,170	1,263
	Westpac Banking Corp.	1.953%	11/20/28	11,300	11,257
					5,302,624
Health Care (1.7%)
[9]	Abbott Ireland Financing DAC	0.875%	9/27/23	8,000	9,281
	Abbott Laboratories	2.950%	3/15/25	9,405	9,882
[5]	Ascension Health	2.532%	11/15/29	2,500	2,604
	Bristol-Myers Squibb Co.	2.750%	2/15/23	24,000	24,511
	Bristol-Myers Squibb Co.	3.875%	8/15/25	11,229	12,157
	Bristol-Myers Squibb Co.	3.200%	6/15/26	33,439	35,903
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,000	4,374
	Bristol-Myers Squibb Co.	3.900%	2/20/28	17,289	19,278
	Bristol-Myers Squibb Co.	3.400%	7/26/29	42,525	46,514
	Bristol-Myers Squibb Co.	1.450%	11/13/30	13,160	12,530
[5]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,998
	Eli Lilly & Co.	3.375%	3/15/29	8,803	9,658
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	14,500	16,205
	GlaxoSmithKline Capital plc	3.000%	6/1/24	21,524	22,482
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,762	13,905
[7]	Health Care Service Corp. A Mutual Legal Reserve Co.	2.200%	6/1/30	8,000	7,884
	Johnson & Johnson	2.950%	3/3/27	385	412
	Johnson & Johnson	0.950%	9/1/27	6,000	5,869
	Johnson & Johnson	2.900%	1/15/28	12,444	13,273
	Medtronic Inc.	3.500%	3/15/25	25,799	27,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	2.750%	2/10/25	8,200	8,584
	Merck & Co. Inc.	1.700%	6/10/27	9,210	9,271
	Merck & Co. Inc.	1.900%	12/10/28	6,050	6,076
	Merck & Co. Inc.	3.400%	3/7/29	25,000	27,258
	Merck & Co. Inc.	2.150%	12/10/31	10,830	10,863
[5]	Mercy Health	4.302%	7/1/28	7,000	7,869
	Novartis Capital Corp.	2.000%	2/14/27	13,000	13,241
	Novartis Capital Corp.	2.200%	8/14/30	27,712	28,134
	Pfizer Inc.	2.750%	6/3/26	6,550	6,947
	Pfizer Inc.	3.450%	3/15/29	13,000	14,336
	Pfizer Inc.	2.625%	4/1/30	8,500	8,931
[5]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	300	315
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	5,161
[7]	Roche Holdings Inc.	2.625%	5/15/26	1,000	1,045
[7]	Roche Holdings Inc.	1.930%	12/13/28	22,500	22,632
[5]	SSM Health Care Corp.	3.688%	6/1/23	13,150	13,564
	UnitedHealth Group Inc.	3.500%	2/15/24	5,820	6,129
	UnitedHealth Group Inc.	0.550%	5/15/24	21,600	21,426
	UnitedHealth Group Inc.	2.375%	8/15/24	5,025	5,203
	UnitedHealth Group Inc.	1.250%	1/15/26	6,810	6,783
	UnitedHealth Group Inc.	3.850%	6/15/28	8,630	9,628
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	9,364
	UnitedHealth Group Inc.	2.875%	8/15/29	1,101	1,165
	UnitedHealth Group Inc.	2.300%	5/15/31	11,500	11,684
					551,822
Industrials (1.5%)
	3M Co.	2.000%	2/14/25	28,325	29,018
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	1,265	1,332
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	12,423	13,110
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,575	3,850
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,535	8,165
[5]	Caterpillar Financial Services Corp.	2.850%	6/1/22	4,100	4,142
[5]	Caterpillar Financial Services Corp.	2.400%	6/6/22	2,596	2,618
[5]	Caterpillar Financial Services Corp.	3.750%	11/24/23	640	675
[5]	Caterpillar Financial Services Corp.	0.800%	11/13/25	15,600	15,301
[5]	CSX Transportation Inc.	6.251%	1/15/23	92	96
	Cummins Inc.	0.750%	9/1/25	8,000	7,855
	Cummins Inc.	1.500%	9/1/30	25,000	23,694
	Emerson Electric Co.	0.875%	10/15/26	9,640	9,381
	Emerson Electric Co.	1.800%	10/15/27	879	882
	General Dynamics Corp.	3.250%	4/1/25	22,061	23,368
	General Dynamics Corp.	3.500%	5/15/25	3,754	4,018
	General Dynamics Corp.	2.125%	8/15/26	4,694	4,829
	General Dynamics Corp.	3.500%	4/1/27	16,745	18,242
	General Dynamics Corp.	2.625%	11/15/27	31,170	32,639
	General Dynamics Corp.	3.750%	5/15/28	5,580	6,178
	General Dynamics Corp.	3.625%	4/1/30	4,100	4,562
	General Dynamics Corp.	2.250%	6/1/31	5,000	5,073
	Honeywell International Inc.	1.100%	3/1/27	41,075	40,068
	Honeywell International Inc.	1.950%	6/1/30	22,500	22,389
	Honeywell International Inc.	1.750%	9/1/31	20,000	19,471
	Illinois Tool Works Inc.	2.650%	11/15/26	7,640	8,034
[5]	John Deere Capital Corp.	2.650%	6/24/24	4,600	4,776
[5]	John Deere Capital Corp.	1.050%	6/17/26	37,500	36,870
[5]	John Deere Capital Corp.	2.250%	9/14/26	3,790	3,924
[5]	John Deere Capital Corp.	2.000%	6/17/31	25,000	24,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	3.550%	1/15/26	12,335	13,370
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	5,801
	Precision Castparts Corp.	2.500%	1/15/23	10,440	10,603
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	7,312
[7]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	58,305	57,490
[9]	United Parcel Service Inc.	0.375%	11/15/23	5,825	6,702
	United Parcel Service Inc.	2.200%	9/1/24	7,175	7,387
	United Parcel Service Inc.	3.400%	3/15/29	5,000	5,466
					493,644
Materials (0.3%)
[7]	Air Liquide Finance SA	2.250%	9/27/23	25,555	26,088
	Air Products and Chemicals Inc.	1.850%	5/15/27	1,120	1,138
[7]	Georgia-Pacific LLC	0.950%	5/15/26	50,855	49,235
	Linde Inc.	1.100%	8/10/30	12,430	11,607
[7]	SABIC Capital II BV	4.000%	10/10/23	17,612	18,491
					106,559
Real Estate (0.8%)
[5]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	3,181
[5]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,409
	AvalonBay Communities Inc.	1.900%	12/1/28	11,700	11,605
[5]	AvalonBay Communities Inc.	2.300%	3/1/30	5,000	5,076
	Camden Property Trust	4.875%	6/15/23	5,935	6,204
	Camden Property Trust	4.250%	1/15/24	16,018	16,805
	Camden Property Trust	3.500%	9/15/24	435	454
	ERP Operating LP	2.850%	11/1/26	3,000	3,149
	ERP Operating LP	4.150%	12/1/28	11,480	12,999
	ERP Operating LP	3.000%	7/1/29	8,120	8,605
	ERP Operating LP	2.500%	2/15/30	1,500	1,540
	ERP Operating LP	1.850%	8/1/31	4,750	4,607
	Prologis LP	2.125%	4/15/27	3,600	3,662
	Prologis LP	1.250%	10/15/30	10,000	9,314
	Public Storage	1.850%	5/1/28	5,710	5,700
	Public Storage	1.950%	11/9/28	3,500	3,495
	Public Storage	3.385%	5/1/29	11,800	12,871
	Public Storage	2.300%	5/1/31	9,170	9,265
[8]	Public Storage, SOFR + 0.470%	0.519%	4/23/24	14,690	14,671
	Realty Income Corp.	3.875%	4/15/25	18,632	20,066
	Realty Income Corp.	0.750%	3/15/26	4,710	4,540
	Realty Income Corp.	4.125%	10/15/26	16,355	18,072
[10]	Realty Income Corp.	1.125%	7/13/27	4,500	5,900
	Simon Property Group LP	3.500%	9/1/25	7,754	8,271
	Simon Property Group LP	3.300%	1/15/26	12,080	12,819
	Simon Property Group LP	1.375%	1/15/27	5,000	4,898
	Simon Property Group LP	3.375%	6/15/27	10,780	11,576
	Simon Property Group LP	3.375%	12/1/27	6,775	7,278
	Simon Property Group LP	1.750%	2/1/28	5,000	4,916
	Simon Property Group LP	2.450%	9/13/29	3,300	3,347
	Simon Property Group LP	2.650%	7/15/30	11,500	11,732
					249,027
Technology (1.9%)
	Adobe Inc.	2.150%	2/1/27	46,105	47,393
	Analog Devices Inc.	1.700%	10/1/28	9,350	9,293
	Analog Devices Inc.	2.100%	10/1/31	14,030	14,049
	Apple Inc.	3.000%	2/9/24	8,675	9,038
	Apple Inc.	3.450%	5/6/24	6,000	6,346
	Apple Inc.	2.850%	5/11/24	3,745	3,903
	Apple Inc.	2.750%	1/13/25	9,240	9,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.500%	2/9/25	3,430	3,570
	Apple Inc.	1.125%	5/11/25	3,000	2,994
	Apple Inc.	3.200%	5/13/25	5,635	5,997
	Apple Inc.	3.250%	2/23/26	11,092	11,868
	Apple Inc.	2.450%	8/4/26	7,245	7,568
	Apple Inc.	2.050%	9/11/26	8,000	8,226
	Apple Inc.	3.350%	2/9/27	13,158	14,300
	Apple Inc.	2.900%	9/12/27	19,825	21,131
	Apple Inc.	3.000%	11/13/27	5,280	5,669
	Apple Inc.	1.200%	2/8/28	38,000	36,907
	Apple Inc.	1.250%	8/20/30	1,710	1,615
	Apple Inc.	1.650%	2/8/31	7,290	7,103
	Automatic Data Processing Inc.	1.700%	5/15/28	23,390	23,339
	Automatic Data Processing Inc.	1.250%	9/1/30	8,000	7,556
	Emerson Electric Co.	2.000%	12/21/28	17,890	17,881
	Intel Corp.	3.400%	3/25/25	27,000	28,744
	Intel Corp.	3.700%	7/29/25	4,000	4,314
	Intel Corp.	3.750%	3/25/27	4,660	5,130
	Intel Corp.	1.600%	8/12/28	19,100	18,870
	Intel Corp.	2.450%	11/15/29	14,155	14,642
	Intel Corp.	2.000%	8/12/31	15,700	15,599
	International Business Machines Corp.	3.000%	5/15/24	6,703	7,001
	International Business Machines Corp.	3.450%	2/19/26	2,500	2,681
	International Business Machines Corp.	3.300%	5/15/26	48,185	51,575
	International Business Machines Corp.	3.500%	5/15/29	6,985	7,588
	Microsoft Corp.	2.400%	8/8/26	3,825	4,003
	NVIDIA Corp.	1.550%	6/15/28	40,000	39,487
	NVIDIA Corp.	2.850%	4/1/30	5,000	5,305
	QUALCOMM Inc.	3.250%	5/20/27	10,570	11,413
	QUALCOMM Inc.	1.300%	5/20/28	25,188	24,408
	QUALCOMM Inc.	1.650%	5/20/32	21,117	20,038
	S&P Global Inc.	2.500%	12/1/29	10,680	11,045
	salesforce.com Inc.	1.500%	7/15/28	14,138	13,976
	salesforce.com Inc.	1.950%	7/15/31	7,425	7,354
	Texas Instruments Inc.	2.625%	5/15/24	1,980	2,050
	Texas Instruments Inc.	2.250%	9/4/29	10,000	10,234
	Texas Instruments Inc.	1.750%	5/4/30	9,245	9,072
	Texas Instruments Inc.	1.900%	9/15/31	14,000	13,818
					603,753
Utilities (2.0%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,040	8,497
	Ameren Illinois Co.	1.550%	11/15/30	8,575	8,123
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	14,200	14,857
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	11,165	11,977
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	8,905
	Commonwealth Edison Co.	2.550%	6/15/26	2,480	2,593
[5]	Connecticut Light & Power Co.	3.200%	3/15/27	21,650	23,112
[5]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,000	10,086
	DTE Electric Co.	2.650%	6/15/22	10,112	10,154
	DTE Electric Co.	3.650%	3/15/24	8,453	8,866
	DTE Electric Co.	3.375%	3/1/25	520	549
[5]	DTE Electric Co.	1.900%	4/1/28	4,400	4,374
	DTE Electric Co.	2.250%	3/1/30	6,000	6,025
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	6,687
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	7,600
	Duke Energy Carolinas LLC	2.450%	2/1/30	2,735	2,775
	Duke Energy Carolinas LLC	2.550%	4/15/31	6,145	6,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	7,820	7,839
	Duke Energy Florida LLC	3.200%	1/15/27	17,632	18,797
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	11,876
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	17,359
	Duke Energy Florida LLC	2.400%	12/15/31	5,000	5,063
	Duke Energy Progress LLC	3.375%	9/1/23	2,500	2,597
	Duke Energy Progress LLC	3.250%	8/15/25	8,126	8,625
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	13,289
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,644
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	12,221
	Entergy Arkansas LLC	3.700%	6/1/24	6,213	6,534
	Entergy Arkansas LLC	3.500%	4/1/26	10,288	11,024
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	8,675	9,572
	Entergy Louisiana LLC	4.050%	9/1/23	1,075	1,119
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,699
	Entergy Louisiana LLC	3.120%	9/1/27	11,909	12,575
	Entergy Louisiana LLC	1.600%	12/15/30	4,435	4,188
	Evergy Kansas Central Inc.	2.550%	7/1/26	13,385	13,868
	Florida Power & Light Co.	2.850%	4/1/25	28,543	29,869
[7]	Korea East-West Power Co. Ltd.	1.750%	5/6/25	15,000	15,111
	MidAmerican Energy Co.	3.100%	5/1/27	1,170	1,247
	MidAmerican Energy Co.	3.650%	4/15/29	2,010	2,215
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,375	3,437
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	4,350	4,507
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	11,255	11,909
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	10,437
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	12,171
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	10,970
[5]	Nevada Power Co.	2.400%	5/1/30	8,360	8,426
	NSTAR Electric Co.	2.375%	10/15/22	4,490	4,528
[5]	Ohio Power Co.	1.625%	1/15/31	4,975	4,688
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	20,000	20,733
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,350	6,634
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	23,000	22,156
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,555	9,419
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	2,750	2,867
[7]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	10,000	10,424
	PacifiCorp	3.600%	4/1/24	7,640	8,011
	PacifiCorp	3.500%	6/15/29	27,904	30,305
	Potomac Electric Power Co.	3.600%	3/15/24	4,925	5,157
[5]	Public Service Electric & Gas Co.	3.000%	5/15/25	8,385	8,762
[5]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,000	5,138
[5]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,430	5,744
[5]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,980	2,189
[5]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,730	3,002
[5]	Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	7,650
	Southwestern Public Service Co.	3.300%	6/15/24	14,881	15,503
	Union Electric Co.	2.950%	6/15/27	1,177	1,241
	Union Electric Co.	2.950%	3/15/30	15,000	15,805
[5]	Virginia Electric & Power Co.	2.750%	3/15/23	2,515	2,563
	Virginia Electric & Power Co.	3.450%	2/15/24	1,730	1,803
[5]	Virginia Electric & Power Co.	3.100%	5/15/25	6,210	6,522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	5,700	6,023
[5]	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	10,555
[5]	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	6,768
					639,853
Total Corporate Bonds (Cost $9,282,900)					9,382,694
Sovereign Bonds (3.2%)
[5]	Arab Petroleum Investments Corp.	1.460%	6/30/25	2,880	2,886
[5,7]	Banco del Estado de Chile	2.704%	1/9/25	9,000	9,191
[5,7]	Bermuda	4.138%	1/3/23	2,700	2,787
[5]	Bermuda	4.138%	1/3/23	1,970	2,035
[5,7]	Bermuda	4.854%	2/6/24	3,206	3,432
[5]	Bermuda	4.854%	2/6/24	14,032	15,068
[5]	Bermuda	3.717%	1/25/27	8,089	8,676
[5]	Bermuda	4.750%	2/15/29	3,810	4,386
[5,7]	Bermuda	2.375%	8/20/30	5,000	4,987
[5,7]	CDP Financial Inc.	3.150%	7/24/24	1,519	1,601
[5]	CDP Financial Inc.	3.150%	7/24/24	20,000	21,073
[5,7]	CDP Financial Inc.	0.875%	6/10/25	40,000	39,533
	Corp. Andina de Fomento	4.375%	6/15/22	6,291	6,392
	Corp. Andina de Fomento	1.250%	10/26/24	36,000	35,834
[5,7,11]	Development Bank of Japan Inc.	3.125%	9/6/23	12,000	12,460
[5,11]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,953
[5,7,12]	Dexia Credit Local SA	2.375%	9/20/22	16,910	17,138
[5,7,12]	Dexia Credit Local SA	3.250%	9/26/23	70,000	72,914
	Equinor ASA	2.450%	1/17/23	1,904	1,937
	Equinor ASA	3.700%	3/1/24	7,000	7,397
	Export-Import Bank of Korea	3.000%	11/1/22	2,000	2,037
	Export-Import Bank of Korea	2.375%	6/25/24	18,000	18,611
	Export-Import Bank of Korea	3.250%	11/10/25	10,000	10,710
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	2,099
[5]	Hydro-Quebec	8.050%	7/7/24	470	546
[5]	IDB Trust Services Ltd.	2.393%	4/12/22	25,624	25,762
[11]	Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,461
[5,11]	Japan Bank for International Cooperation	2.500%	5/23/24	20,000	20,709
[5]	Kingdom of Saudi Arabia	4.000%	4/17/25	44,763	48,264
	Korea Development Bank	3.375%	3/12/23	30,000	30,899
	Korea Development Bank	2.125%	10/1/24	33,000	33,975
[5]	Korea Electric Power Corp.	1.125%	6/15/25	18,400	18,197
[5,7]	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/26	35,000	34,378
[5]	KSA Sukuk Ltd.	3.628%	4/20/27	13,168	14,281
[5]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	510	535
[5,7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	20,096	20,162
[5,7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	7,218
[5,7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	27,346
[5,7]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	23,804
	Province of Manitoba	2.100%	9/6/22	2,100	2,123
[5]	Province of Quebec	7.500%	7/15/23	2,065	2,274
[5]	Province of Quebec	7.125%	2/9/24	2,674	3,013
[5,7]	Qatar Energy	1.375%	9/12/26	27,202	26,663
[5]	Republic of Chile	3.240%	2/6/28	19,186	20,212
[5]	Republic of Chile	2.450%	1/31/31	26,671	26,489
[5]	Republic of Lithuania	6.625%	2/1/22	16,800	16,889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Poland	5.000%	3/23/22	29,062	29,364
[5]	Republic of Slovenia	5.500%	10/26/22	3,385	3,528
[5]	Republic of Slovenia	5.250%	2/18/24	18,841	20,509
[5,7]	Saudi Arabian Oil Co.	1.250%	11/24/23	11,000	11,006
[5]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	888	938
[5]	Sinopec Group Overseas Development 2014 Ltd.	4.375%	4/10/24	288	308
[5]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	304	320
[5,7]	Slovak Republic	4.375%	5/21/22	2,500	2,538
[5]	Slovak Republic	4.375%	5/21/22	706	717
[5]	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	800	823
[5]	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	12,340	12,413
[5]	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	7,920	8,554
	State of Israel	2.750%	7/3/30	11,864	12,611
[5]	State of Qatar	4.500%	1/20/22	29,000	29,056
[5]	State of Qatar	3.875%	4/23/23	2,501	2,600
[5]	State of Qatar	3.400%	4/16/25	9,195	9,764
[5]	State of Qatar	3.250%	6/2/26	3,600	3,840
[5,7]	Temasek Financial I Ltd.	2.375%	1/23/23	2,000	2,032
[5,7]	Temasek Financial I Ltd.	3.625%	8/1/28	20,000	22,388
[5,7]	Temasek Financial I Ltd.	1.625%	8/2/31	125,000	121,375
Total Sovereign Bonds (Cost $1,008,485)					1,021,021
Taxable Municipal Bonds (0.9%)
	California GO	2.650%	4/1/26	50,000	52,915
	Dallas TX Waterworks & Sewer System Revenue	2.589%	10/1/27	1,450	1,517
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	75,000	74,813
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	55,000	54,870
	New York City NY GO	3.750%	6/1/28	1,020	1,102
	New York City NY GO	2.330%	10/1/29	5,000	5,130
	Texas Public Finance Authority GO	2.531%	10/1/23	480	495
	University of California Revenue	3.063%	7/1/25	3,430	3,647
	University of California Revenue	1.316%	5/15/27	25,000	24,548
	University of California Revenue	3.349%	7/1/29	48,635	53,434
	University of California Revenue	1.614%	5/15/30	34,665	33,633
[13]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,410	2,711
Total Taxable Municipal Bonds (Cost $309,067)					308,815

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (5.2%)
Money Market Fund (5.2%)
[14]	Vanguard Market Liquidity Fund (Cost $1,682,412)	0.090%	16,824,411	1,682,273
Total Investments (102.0%) (Cost $33,001,275)				33,013,293
Other Assets and Liabilities—Net (-2.0%)				(657,278)
Net Assets (100%)				32,356,015
Cost is in $000.
1	Securities with a value of $19,581,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $13,936,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $4,122,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2021.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $2,218,029,000, representing 6.9% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Guaranteed by the Government of Japan.
12	Guaranteed by multiple countries.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2022	7,870	952,086	(559)
10-Year U.S. Treasury Note	March 2022	776	101,244	(169)
				(728)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2022	(2,929)	(639,025)	930
Euro-Bobl	March 2022	(420)	(63,711)	467
Euro-Schatz	March 2022	(1,345)	(171,550)	256
Long Gilt	March 2022	(25)	(4,227)	(8)
Long U.S. Treasury Bond	March 2022	(96)	(15,402)	(26)
Ultra 10-Year U.S. Treasury Note	March 2022	(212)	(31,045)	(48)
Ultra Long U.S. Treasury Bond	March 2022	(103)	(20,304)	485
				2,056
				1,328

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	1/14/22	USD	229,038	EUR	202,885	—	(1,993)
Royal Bank of Canada	1/14/22	USD	25,550	EUR	22,543	—	(120)
State Street Bank & Trust Co.	1/14/22	USD	648	EUR	574	—	(5)
State Street Bank & Trust Co.	1/14/22	USD	5,929	GBP	4,470	—	(121)
Bank of America, N.A.	1/14/22	USD	1,639	GBP	1,235	—	(33)
						—	(2,272)
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
America Movil SAB de CV/A3	6/20/23	BARC	6,200	1.000	66	(33)	99	—
Republic of Chile/A1	12/20/26	BARC	875	1.000	13	9	4	—
Republic of Chile/A1	12/20/26	BOANA	1,110	1.000	16	8	8	—
Republic of Chile/A1	12/20/26	GSI	49,850	1.000	716	275	441	—
Republic of Chile/A1	12/20/26	JPMC	47,790	1.000	686	306	380	—
Republic of Chile/A1	12/20/26	MSCS	24,550	1.000	352	177	175	—
					1,849	742	1,107	—
Credit Protection Purchased
State of Qatar	6/20/22	BOANA	4,080	(1.000)	(19)	5	—	(24)
State of Qatar	6/20/22	CITNA	7,920	(1.000)	(38)	9	—	(47)
					(57)	14	—	(71)
					1,792	756	1,107	(71)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At December 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $503,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
F. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2021, counterparties had deposited in segregated accounts securities with a value of $1,404,000 and cash of $4,078,000 in connection with TBA transactions.
G. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	17,217,262	—	17,217,262
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,401,228	—	3,401,228
Corporate Bonds	—	9,382,694	—	9,382,694
Sovereign Bonds	—	1,021,021	—	1,021,021
Taxable Municipal Bonds	—	308,815	—	308,815
Temporary Cash Investments	1,682,273	—	—	1,682,273
Total	1,682,273	31,331,020	—	33,013,293

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,138	—	—	2,138
Swap Contracts	—	1,107	—	1,107
Total	2,138	1,107	—	3,245
Liabilities
Futures Contracts[1]	810	—	—	810
Forward Currency Contracts	—	2,272	—	2,272
Swap Contracts	—	71	—	71
Total	810	2,343	—	3,153
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.